Bank borrowings (Details Narrative) - SGD ($)	Jun. 30, 2025	Dec. 31, 2024
Term Loan [Member]
Short-Term Debt [Line Items]
Unsecured borrowings	$ 500,000	$ 500,000
Annual fixed interest rate	2.50%	2.50%
Long term loan term	5 years	5 years
Mortgage Loan [Member]
Short-Term Debt [Line Items]
Long term loan term	27 years	27 years
Mortgage loan	$ 420,000	$ 420,000
Annual variable interest rate	4.82%	4.82%
Revised variable interest rate	4.77%